Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Lease Liabilities [Abstract]
Current	$ 239,888	$ 212,851
Non-current	187,156	224,297
Lease liability	$ 427,044	$ 437,148